Segment information - Schedule of Non-Current Assets by Country (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [line items]
Intangible assets	€ 605,508	€ 584,026
Property, plant and equipment	24,839	27,758
Other non-current financial assets	14,207	13,313	€ 13,123
Non-current assets	686,645	667,668
Significant countries
Disclosure of geographical areas [line items]
Intangible assets	605,508	584,026
Property, plant and equipment	24,839	27,758
Investments in joint ventures and associates and Other investments	7,281	6,531
Other non-current financial assets	14,207	13,313
Non-current assets	651,835	631,628
Switzerland
Disclosure of geographical areas [line items]
Intangible assets	575,145	559,998
Property, plant and equipment	782	1,051
Investments in joint ventures and associates and Other investments	7,244	4,739
Other non-current financial assets	698	519
Non-current assets	583,869	566,307
Australia
Disclosure of geographical areas [line items]
Intangible assets	11,465	11,252
Property, plant and equipment	2,451	2,608
Investments in joint ventures and associates and Other investments	0	0
Other non-current financial assets	215	236
Non-current assets	14,131	14,096
France
Disclosure of geographical areas [line items]
Intangible assets	7,104	331
Property, plant and equipment	2,555	2,403
Investments in joint ventures and associates and Other investments	0	0
Other non-current financial assets	437	2,874
Non-current assets	10,096	5,608
United Kingdom
Disclosure of geographical areas [line items]
Intangible assets	5,765	5,515
Property, plant and equipment	305	914
Investments in joint ventures and associates and Other investments	0	0
Other non-current financial assets	144	225
Non-current assets	6,214	6,654
Italy
Disclosure of geographical areas [line items]
Intangible assets	476	796
Property, plant and equipment	3,160	5,443
Investments in joint ventures and associates and Other investments	0	0
Other non-current financial assets	258	283
Non-current assets	3,894	6,522
Rest of the world
Disclosure of geographical areas [line items]
Intangible assets	5,553	6,134
Property, plant and equipment	15,586	15,339
Investments in joint ventures and associates and Other investments	37	1,792
Other non-current financial assets	12,455	9,176
Non-current assets	€ 33,631	€ 32,441